As filed with the Securities and Exchange Commission on February 28, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21487

                         RMK Strategic Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)

                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                     (Name and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 17.4% OF NET ASSETS
                     COLLATERIZED DEBT OBLIGATIONS - 5.2%
        9,001,349    Diversified Asset Securitization 1A A1, 7.873% 9/15/35                                             9,518,926
        3,874,969    E-Trade 2004-1A COM1, 2.00% 1/10/40                                                                3,913,719
        3,000,000    Palmer Square 2A CN, Zero Coupon Bond 11/2/45 (a)                                                  2,985,000
        2,400,000    Restructured Asset Backed 2003-3A A3, 4.50% 1/29/22 (a)                                            2,060,976
                                                                                                            ----------------------
                                                                                                             $         18,478,621
                                                                                                            ----------------------
                     CREDIT CARDS - 1.6%
        5,000,000    North Street 2000-1A B, 4.26% 10/30/11 (a)                                                         4,400,000
        2,000,000    North Street 2000-2A C, 5.443% 10/30/11 (a)                                                        1,400,000
                                                                                                            ----------------------
                                                                                                             $          5,800,000
                                                                                                            ----------------------
                     EQUIPMENT LEASES - 2.4%
        8,109,160    Aerco Limited 2A A3, 4.228% 7/15/25                                                                6,487,328
       18,000,000    Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)                                      1,170,000
        3,000,000    United Capital Aviation Trust, Zero Coupon Bond 7/15/31 (a)                                          870,000
                                                                                                            ----------------------
                                                                                                             $          8,527,328
                                                                                                            ----------------------
                     FRANCHISE LOANS - 2.8%
        7,568,867    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                                                   7,818,943
                     FMAC Loan Trust 1997-C AX, 2.355% 12/15/19 interest-only strips (a)                                2,039,409
                                                                                                            ----------------------
                                                                                                             $          9,858,352
                                                                                                            ----------------------
                     HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 5.4%
          906,556    Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                                                        879,360
        4,114,000    Ace Securities 2004-RM1 B2, 7.33% 7/25/34 (a)                                                      3,702,600
        3,450,000    Ace Securities 2004-HE2 B1, 7.33% 10/25/34                                                         3,243,000
        2,000,000    Ace Securities 2004-HE4 M11, 7.33% 12/25/34                                                        1,871,880
        1,487,000    Ace Securities 2004-HS1 M6, 7.33% 2/25/34                                                          1,486,984
        1,731,318    Amresco Residential Securities 1999-1 B, 7.641% 11/25/29                                           1,724,877
        2,325,700    Asset Backed Securities 2002-HE3 M4, 6.22% 10/15/32                                                2,296,628
        1,000,000    Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                                                 929,060
        2,000,000    Meritage Mortgage Loan Trust, 7.379% 1/25/36 (a)                                                   1,620,620
        1,700,000    NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                                                    1,649,000
                                                                                                            ----------------------
                                                                                                             $         19,404,009
                                                                                                            ----------------------

                                                                                                            ----------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $60,554,624)                                          $         62,068,310
                                                                                                            ----------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 44.5% OF NET ASSETS
                     CERTIFICATE-BACKED OBLIGATIONS - 1.7%
        1,000,000    Preferred Term Securities II, 5/22/33 (a)(f)                                                       1,066,230
        5,000,000    Preferred Term Securities XIX, 6.07% 12/22/35 (a)                                                  4,983,350
                                                                                                            ----------------------
                                                                                                             $          6,049,580
                                                                                                            ----------------------
                     COLLATERIZED DEBT OBLIGATIONS - 3.6%
        1,400,000    Baker Street 2005-1A E, 9.457% 12/15/18 (a)                                                        1,385,440
        1,664,084    Cigna CDO Limited, 2000-1A B1, 5.70% 8/28/12 (a)                                                   1,249,111
        3,000,000    Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)                                       1,432,500
        1,000,000    Halyard CBO 1A B, 4.77% 3/24/10 (a)                                                                  612,500
        2,957,311    Hewett's Island 2004-1A COM, 9.00% 12/15/16                                                        2,957,311
        1,950,000    MKP 4A CS, 2.00% 7/12/40 (a)                                                                       1,930,500
        1,000,000    Stanfield 2A D1, 9.699% 4/15/15 (a)                                                                  982,500
        1,000,000    VALEO 3A B1, 6.371% 12/15/13                                                                         757,500
        2,000,000    Wibraham CBD Limited 1A, 4.46% 7/13/12 (a)                                                         1,515,000
                                                                                                            ----------------------
                                                                                                             $         12,822,362
                                                                                                            ----------------------
                     COMMERCIAL LOANS - 2.1%
          129,530    CS First Boston Mortgage 1995-WF1 G, 9.00% 12/21/27                                                  124,362
        2,000,000    CS First Boston 1998-C2 H, 6.75% 11/11/30 (a)                                                      1,661,260
          131,791    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                                                     131,056
        2,170,000    Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                                   1,497,300
        3,692,051    Enterprise Mortgage 2000-1 A2, 7.445% 1/15/27 (a)                                                  2,159,850
        3,000,000    Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                                                   1,788,240
                                                                                                            ----------------------
                                                                                                             $          7,362,068
                                                                                                            ----------------------
                     EQUIPMENT LEASES - 20.9%
          902,900    Aerco Limited 1A C1, 5.719% 7/15/23 (a)                                                              311,501
        1,166,536    Aerco Limited 2A B2, 5.419% 7/15/25 (a)                                                              463,698
        2,335,015    Aerco Limited 2A C2, 6.419% 7/15/25 (a)                                                              665,479
       20,000,000    Aircraft Finance Trust 1999-1A A1, 4.248% 5/15/24                                                 12,750,000
       22,000,000    Airplanes Pass Through Trust 2001-1A A9, 4.318% 3/15/19                                           11,962,500

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

        1,433,659    DVI Receivables 2001-2 A3, 3.519% 11/8/31                                                          1,211,442
        2,011,937    DVI Receivables 2001-2 A4, 4.613% 11/11/09                                                         1,679,967
        6,453,955    DVI Receivables 2002-1 A3A, 4.09% 6/11/10                                                          4,582,308
        1,348,139    DVI Receivables, 2003-1 A3A, 4.86% 3/14/11                                                         1,134,122
       13,000,000    Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                                                 8,840,000
        1,230,580    Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                                                 593,755
       18,000,000    Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                                               8,595,000
        1,000,000    Pegasus Aviation 2000-1 A2, 8.37% 3/25/30 (a)                                                        635,000
       20,000,000    Pegasus Aviation 2001-1A A1, 4.208% 5/10/31 (a)                                                   10,400,000
       13,642,680    Pegasus Aviation 2001-1A A3, 4.408% 3/10/14 (a)                                                   10,794,770
                                                                                                            ----------------------
                                                                                                             $         74,619,542
                                                                                                            ----------------------
                     FRANCHISE LOANS - 1.2%
        1,000,000    Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                                         647,500
        4,926,381    FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)                                                      3,374,571
                     FMAC Loan Trust 1998-BA AX, 1.34% 11/15/20 interest-only strips (a)                                  343,173
                                                                                                            ----------------------
                                                                                                             $          4,365,244
                                                                                                            ----------------------
                     HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 10.1%
        8,892,000    Ace Securities 2004-HE1 B, 7.33% 2/25/34                                                           7,913,880
        2,057,000    Ace Securities 2004-RM1 B3, 7.33% 7/25/34 (a)                                                      1,789,590
        2,000,000    Ace Securities 2004-HE4 B, 7.33% 12/25/34 (a)                                                      1,680,000
        2,000,000    Ace Securities 2005-HE5 B2, 7.33% 8/25/35 (a)                                                      1,458,620
          979,793    Delta Funding Home Equity 2000-4 B, 7.15% 2/15/31                                                    323,332
        2,100,000    Equifirst Mortgage 2004-2 B1, 7.041% 7/25/34 (a)                                                   1,848,000
        2,732,000    Equifirst Mortgage 2004-2 B2, 7.041% 7/25/34 (a)                                                   2,308,540
        1,000,000    Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                                                     822,500
        1,000,000    Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                                                      820,000
        4,000,000    Long Beach 2005-WL1 N4, 7.50% 6/25/45 (a)                                                          3,670,000
        3,000,000    Meritage Asset Holdings NIM 2005-2 N4, 7.50% 11/25/35 (a)                                          2,259,000
        2,000,000    Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 6/25/35 (a)                                             1,784,420
                     Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35 interest-only strips                                    3,040,000
        2,000,000    Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)                                                        1,742,500
        3,000,000    Terwin Mortgage 2005-11 1B7, 5.00% 11/25/36 (a)                                                    2,460,000
        3,000,000    Terwin Mortgage 2005-R1, 5.00% 12/28/36                                                            2,160,000
                                                                                                            ----------------------
                                                                                                             $         36,080,382
                                                                                                            ----------------------
                     MANUFACTURED HOUSING LOANS - 4.4%
        2,289,183    Bombardier Capital 1999-B M1, 8.12% 12/15/29                                                          22,892
        4,534,022    Conseco Finance 1999-6 M1, 7.96% 6/1/30 (a)                                                          521,412
        2,000,000    Conseco Finance 2001-1 M1, 7.535% 7/1/32                                                             394,270
        8,000,000    Green Tree Financial 1997-8 M1, 7.02% 10/15/27                                                     5,324,264
        4,037,597    Greenpoint Manufactured Housing 2000-1 M2, 8.78% 3/20/30                                             323,008
       10,000,000    Madison Avenue Manufactured Housing 2002-A B2, 6.891% 3/25/32                                      3,000,000
        5,389,000    Merit Securities 12-1 1M2, 7.35% 7/28/33                                                           3,192,481
        1,500,000    Oakwood Mortgage 2002-A M1, 7.76% 3/15/32                                                            317,091
       10,000,000    Oakwood Mortgage 2002-B M1, 7.62% 6/15/32                                                          2,477,390
        5,000,000    UCFC Manufactured Housing 1997-2 B1, Zero Coupon Bond 2/15/18                                        300,000
                                                                                                            ----------------------
                                                                                                             $         15,872,808
                                                                                                            ----------------------
                     RECREATIONAL EQUIPMENT - 0.5%
        1,765,820    Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18                                       1,624,554

                                                                                                            ----------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $166,551,363)                                    $        158,796,540
                                                                                                            ----------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 31.0% OF NET ASSETS
                     APPLIANCES - 1.0%
        3,525,000    Windmere-Durable, 10.00% 7/31/08                                                                   3,419,250

                     AUTOMOTIVES - 1.2%
          900,000    Ford Motor, 9.215% 9/15/21                                                                           666,000
          475,000    Ford Motor, 9.98% 2/15/47                                                                            370,500
        3,750,000    General Motors, 8.375% 7/15/33                                                                     2,475,000
        1,050,000    General Motors, 8.25% 7/15/23                                                                        674,625
                                                                                                            ----------------------
                                                                                                             $          4,186,125
                                                                                                            ----------------------
                     AUTOMOTIVE PARTS & EQUIPMENT - 2.0%
          600,000    Dana Corporation, 6.50% 3/1/09                                                                       480,000
        3,100,000    Dana Corporation, 10.125% 6/15/10                                                                  2,650,500
          825,000    Delphi Corporation, 7.125% 5/1/29                                                                    418,687
        2,650,000    Dura Operating, 9.00% 5/1/09                                                                       1,497,250

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

          200,000    Exide Technologies, 10.50% 3/15/13 (a)                                                               141,952
        2,050,000    Metaldyne Corp., 10.00% 11/1/13 (a)                                                                1,865,500
                                                                                                            ----------------------
                                                                                                             $          7,053,889
                                                                                                            ----------------------
                     BASIC MATERIALS - 2.7%
        2,450,000    Edgen Acquisition, 9.875% 2/1/11                                                                   2,376,500
        1,300,000    Edgen Corporation, 9.875% 2/1/11 (a)                                                               1,283,568
        2,000,000    Millar Western, 7.75% 11/15/13                                                                     1,490,000
        3,650,000    OM Group, 9.25% 12/15/11                                                                           3,567,875
        1,000,000    Phibro Animal Health Corporation, 13.00% 12/1/07                                                   1,034,470
                                                                                                            ----------------------
                                                                                                             $          9,752,413
                                                                                                            ----------------------
                     BUILDING & CONSTRUCTION - 1.2%
        4,600,000    MMI Products, 11.25% 4/15/07                                                                       4,324,000

                     COMMUNICATIONS - 1.6%
          600,000    Adelphia Communications, 10.25% 6/15/11                                                              360,000
          986,000    CCH I Holdings, 10.00% 5/15/14 (a)                                                                   559,555
        3,374,000    CCH I Holdings, Zero Coupon Bond 5/15/14 (a)                                                       2,125,620
          792,000    CCH I, 11.00% 10/1/15 (a)                                                                            665,280
          200,000    Adelphia Communications, 9.50% 3/1/05 (d)                                                            196,000
        1,950,000    Penton Media, 10.375% 6/15/11                                                                      1,767,187
                                                                                                            ----------------------
                                                                                                             $          5,673,642
                                                                                                            ----------------------
                     CONSULTING SERVICES - 1.1%
        2,000,000    MSX International, 11.375% 1/15/08                                                                 1,400,000
        2,750,000    MSX International, 11.00% 10/15/07                                                                 2,736,250
                                                                                                            ----------------------
                                                                                                             $          4,136,250
                                                                                                            ----------------------
                     ELECTRONICS - 1.1%
        4,300,000    Motors and Gears, 10.75% 11/15/06                                                                  4,128,000

                     FINANCE - 1.5%
        1,600,000    Advanta Capital Trust I, 8.99% 12/17/26                                                            1,616,000
        1,000,000    Altria Industrial Motion, 9.50% 12/1/11                                                              970,000
        2,050,000    Citisteel USA, 10.00% 9/1/10 (a)                                                                   2,039,750
          800,000    Interactive Health, 7.25% 4/1/11 (a)                                                                 642,000
                                                                                                            ----------------------
                                                                                                             $          5,267,750
                                                                                                            ----------------------
                     FOOD - 0.6%
          615,000    Di Giorgio Corp., 10.00% 6/15/07                                                                     593,475
        2,725,000    Merisant, 9.50% 7/15/13 (a)                                                                        1,662,250
                                                                                                            ----------------------
                                                                                                             $          2,255,725
                                                                                                            ----------------------
                     GARDEN PRODUCTS - 0.3%
        1,350,000    Ames True Temper, 10.00% 7/15/12                                                                   1,059,750

                     HUMAN RESOURCES - 0.5%
        1,650,000    Comforce Operating, 12.00% 12/1/07                                                                 1,643,813

                     INDUSTRIALS - 5.6%
        4,000,000    Consolidated Container, 10.125% 7/15/09                                                            2,520,000
        1,203,000    Constar International, 11.00% 12/1/12                                                                878,190
        2,750,000    Continental Global Group, 9.00% 10/1/08                                                            2,735,453
        2,500,000    GSI Group, 12.00% 5/15/13 (a)                                                                      2,550,000
        1,800,000    Intermet, Zero Coupon Bond 6/15/09 (d)                                                               600,750
        2,000,000    Trimas Corp., 9.875% 6/15/12                                                                       1,650,000
        2,700,000    US Can, 12.375% 10/1/10                                                                            2,544,750
        2,800,000    VITRO S.A., 11.75% 11/1/13 (a)                                                                     2,646,000
        4,075,000    Wolverine Tube, 7.375% 8/1/08 (a)                                                                  3,046,062
          665,000    VICAP S.A., 11.375% 5/15/07 (e)                                                                      626,762
                                                                                                            ----------------------
                                                                                                             $          19,797,967
                                                                                                            ----------------------
                     INVESTMENT COMPANIES - 1.0%
        2,615,000    Rafaella Apparel, 11.25% 6/15/11 (a)                                                               2,562,700
        1,000,000    Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)                                              1,000,000
                                                                                                            ----------------------
                                                                                                             $          3,562,700
                                                                                                            ----------------------
                     MEDICAL PRODUCTS - 0.9%
          800,000    Hanger Orthopedic Group, 10.375% 2/15/09                                                             800,000
        3,200,000    Insight Health Services, 9.875% 11/1/11                                                            2,416,000
                                                                                                            ----------------------
                                                                                                                     $  3,216,000
                                                                                                            ----------------------
                     RETAIL - 3.3%
        2,775,000    General Nutrition Center, 8.50% 12/1/10                                                            2,386,500
        1,300,000    Jo-Ann Stores, 7.50% 3/1/12                                                                        1,062,750
        1,075,000    Nebraska Book Company, 8.625% 3/15/12                                                                974,477
        1,600,000    New World Restaurant, 13.00% 7/1/08                                                                1,664,848

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

        2,400,000    Star Gas Partner, 10.25% 2/15/13                                                                   2,370,000
        3,700,000    Uno Restaurant, 10.00% 2/15/11 (a)                                                                 3,330,000
                                                                                                            ----------------------
                                                                                                             $         11,788,575
                                                                                                            ----------------------
                     SPECIAL PURPOSE ENTITY - 0.4%
        2,000,000    MM Community Funding IX, 10.00% 5/1/33 (a)                                                         1,560,000

                     TECHNOLOGY - 0.3%
        1,150,000    Danka Business Systems, 11.00% 6/15/10                                                               995,348

                     TELECOMMUNICATIONS - 2.9%
          450,000    Alestra SA, 8.00% 6/30/10                                                                            432,563
        3,480,000    BARAK I.T.C., Zero Coupon Bond 11/15/07 (d) (e)                                                    2,679,600
        1,950,000    Level 3 Financing, 10.75% 10/15/11                                                                 1,730,625
        3,975,000    Primus Telecommunications, 8.00% 1/15/14                                                           2,345,250
        1,500,000    Rural Cellular, 9.75% 1/15/10                                                                      1,515,000
        1,800,000    Securus Technologies, 11.00% 9/1/11                                                                1,530,000
                                                                                                            ----------------------
                                                                                                             $         10,233,038
                                                                                                            ----------------------
                     TOBACCO - 0.6%
        3,300,000    North Atlantic Trading, 9.25% 3/1/12                                                               2,178,000

                     TRANSPORTATION - 0.6%
        2,275,000    Evergreen International Aviation, 12.00% 5/15/10                                                   1,982,094

                     TRAVEL - 0.5%
        2,000,000    Worldspan Financial, 10.04% 2/15/11 (a)                                                            1,740,000

                     UTILITIES - 0.1%
          475,000    Calpine, 9.875% 12/1/11 (a)                                                                          382,375

                                                                                                            ----------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $120,042,257)                                             $        110,336,704
                                                                                                            ----------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 9.6% OF NET ASSETS
                     COLLATERALIZED MORTGAGE OBLIGATIONS - 9.6%
        2,700,000    First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)                                            2,713,500
        2,750,000    First Franklin Mortgage 2004-FF5 M9, 4.47% 8/25/34                                                 2,557,500
                     Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips                                     786,285
                     Harborview Mortgage 2004-8 X, 0.65% 11/19/34 interest-only strips                                  1,844,761
        4,999,786    Harborview Mortgage 2005-9 B10, 5.30% 6/20/35                                                      4,112,324
        5,000,000    Long Beach Mortgage 2004-4 M10, 6.641% 10/25/34                                                    5,062,500
                     Mellon Residential 2004-TBC1 X, 0.716% 2/26/34 interest-only strips (a)                              881,601
        3,125,000    Meritage Mortgage 2005-2 M11, 6.17% 11/25/35                                                       2,584,469
        2,000,000    Merrill Lynch 2005-M1, 5.67% 5/25/36                                                               1,609,360
        1,070,367    Sail Net Interst Margin Notes 2004-5A B, 6.75% 6/27/34 (a)                                         1,073,043
        2,500,000    Soundview 2005-OPT1 M10, 6.891% 6/25/35                                                            2,386,325
        2,000,000    Soundview Home Equity, 6.879% 12/25/35                                                             1,571,880
        2,414,138    Structured Asset 1999-SP1, 9.00% 5/25/29                                                           2,395,286
        3,651,000    Structured Asset 2004-8 B2, 5.00% 9/25/34                                                          3,249,390
        1,283,000    Structured Asset 2003-BC1 B2, 9.00% 5/25/32                                                        1,308,205
                                                                                                            ----------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $36,221,074)                                       $         34,136,429
                                                                                                            ----------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 11.9% OF NET ASSETS
                     COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
        3,000,000    First Franklin Mortgage 2004-FFH2 B2, 7.141% 6/25/34 (a)                                           2,670,000
        2,750,000    First Franklin Mortgage 2004-FF5 B, 6.641% 8/25/34 (a)                                             2,447,500
        2,500,000    First Franklin Mortgage 2004-FFH3 B1, 7.141% 10/25/34 (a)                                          2,325,000
        3,000,000    Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)                                                   2,092,500
        6,000,000    Greenwich 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)                                                3,090,000
        3,000,000    Greenwich 2005-3 N2, 2.00% 6/27/35 (a)                                                             1,858,590
        1,000,000    Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                                              691,880
        2,000,000    GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                                         1,620,000
        2,045,827    Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32                                                        838,789
        3,000,000    Long Beach Mortgage 2004-2 B, 7.141% 6/25/34 (a)                                                   2,775,000
        3,485,000    Long Beach Mortgage 2005-WL1, 6.05% 6/25/35                                                        3,044,461
        3,000,000    Meritage Mortgage 2004-2 B1, 6.891% 1/25/35 (a)                                                    2,595,000
        2,000,000    Meritage Mortgage 2004-2 B2, 6.891% 1/25/35 (a)                                                    1,665,000
        3,000,000    Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                                            2,675,160
        2,000,000    Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                                                1,640,000
        2,000,000    Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                                                1,370,320
        1,013,115    Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                                                 934,598
        2,000,000    People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                                                 1,652,500

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

        1,530,000    Popular 2005-4 B2, 6.05% 9/25/35                                                                   1,424,812
        2,000,000    Soundview 2005-1 B3, 6.891% 4/25/35 (a)                                                            1,640,000
        1,000,000    Soundview 2005-2 B2, 6.71% 7/25/35 (a)                                                               830,000
        1,000,000    Soundview 2005-2 B4, 6.46% 7/25/35 (a)                                                               752,500
        2,000,000    Soundview 2005-B M14, 7.65% 5/25/35 (a)                                                            1,622,400
                                                                                                            ----------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $41,945,143)                                   $         42,256,010
                                                                                                            ----------------------

GOVERNMENT AGENCY SECURITIES  - 0.9% OF NET ASSETS
       47,224,745    Fannie Mae 1998-M7 N, 1.057% 5/25/36 interest-only strips (c)                                      1,483,801
       58,053,517    GNMA 2003-64 XA, 0.517% 8/16/43 interest-only strips                                               1,886,739
                                                                                                            ----------------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $8,185,295)                                                         $          3,370,540
                                                                                                            ----------------------

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
        1,000,000    Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                                       498,850
                                                                                                            ----------------------
TOTAL MUNICIPAL AGENCY SECURITIES (COST $626,008)                                                            $            498,850
                                                                                                            ----------------------

COMMON STOCKS - 17.6% OF NET ASSETS
            7,900    Alliance Capital Management Holding L.P.                                                             446,271
           26,000    Alpha Natural Resources, Inc.                                                                        499,460
           46,462    American Capital Strategies, Ltd.                                                                  1,682,389
           11,900    Anthracite Capital, Inc.                                                                             125,307
           21,500    Arthur J. Gallagher & Co.                                                                            663,920
           69,500    ATI Technologies Inc. (d)                                                                          1,180,805
           59,500    Bois d'Arc Energy LLC (d)                                                                            943,670
           10,700    Caterpillar, Inc.                                                                                    618,139
           12,300    CEMEX, S.A. de C.V.                                                                                  729,759
           68,200    Cisco Systems, Inc. (d)                                                                            1,167,584
           49,300    Citizens Communications Company                                                                      602,939
           14,100    Companhia de Saneamento Basico do Estado de Sao Paulo                                                237,867
           62,400    Consolidated Communications Illinois Holdings, Inc. (d)                                              810,576
           21,400    Cytec Industries, Inc.                                                                             1,019,282
           10,000    Deere & Company                                                                                      681,100
           12,700    Dell, Inc. (d)                                                                                       380,365
           55,800    Direct General Corporation                                                                           943,020
           33,000    Dollar General Corporation                                                                           629,310
           71,000    Education Realty Trust, Inc.                                                                         915,190
            1,800    ENSCO International Incorporated                                                                      79,830
           38,400    Enterprise Partners Products L.P.                                                                    921,984
           56,800    FairPoint Communications, Inc.                                                                       588,448
           12,400    Fording Canadian Coal Trust                                                                          428,668
           52,300    Fred's, Inc.                                                                                         850,921
            8,500    Gerdau AmeriSteel Corporation                                                                         47,940
          244,300    InPhonic, Inc. (d)                                                                                 2,122,967
           40,500    Intel Corporation                                                                                  1,010,880
           91,386    Intermet Corporation (d)                                                                           1,096,632
          125,500    International Coal Group, Inc.                                                                     1,192,250
           75,400    Iowa Telecommunications Services, Inc.                                                             1,167,946
           13,400    J.C. Penny Company, Inc.                                                                             745,040
           20,050    Kinder Morgan Energy Partners, L.P.                                                                  958,791
           12,500    KKR Financial Corp. (d)                                                                              299,875
           84,800    Korn/Ferry International (d)                                                                       1,584,912
           14,600    L-3 Communications Holdings, Inc.                                                                  1,085,510
           28,800    Lincoln Electric Holdings, Inc.                                                                    1,142,208
           27,300    Lloyds TSB Group plc                                                                                 922,740
           22,600    Macquarie Infrastructure Company Trust                                                               696,080
           21,500    Magellan Midstream Partners, L.P.                                                                    692,945
           19,900    Manpower, Inc.                                                                                       925,350
           43,800    Masco Corporation                                                                                  1,322,322
          140,050    MCG Capital Corporation                                                                            2,043,329
           50,700    Microsoft Corporation                                                                              1,325,805
           38,400    Mittal Steel Company N.V.                                                                          1,011,072
           71,100    Nam Tai Electronics, Inc.                                                                          1,599,750
           26,700    Ness Technologies, Inc.                                                                              287,559
           12,700    Patterson-UTI Energy, Inc.                                                                           418,465
           16,400    PetroChina Company Limited                                                                         1,344,144

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

           55,700    Regal Entertainment Group                                                                          1,059,414
           19,600    Sasol Limited                                                                                        698,544
           30,310    Ship Finance International Limited                                                                   512,239
            9,300    Stone Energy Corporation                                                                             423,429
            5,700    Superior Energy Services, Inc.                                                                       119,985
          134,900    Taiwan Semiconductor Manufacturing Company Ltd.                                                    1,336,859
          154,747    Technology Investment Capital Corporation                                                          2,336,680
           24,600    Teva Pharmaceutical Industries Limited                                                             1,058,046
           31,200    The Home Depot, Inc.                                                                               1,262,976
           20,000    Tidewater, Inc.                                                                                      889,200
           93,000    TOP Tankers, Inc.                                                                                  1,143,900
          138,250    Trustreet Properties Inc.                                                                          2,021,215
           47,500    Tsakos Energy Navigation Limited                                                                   1,741,825
            6,700    Unit Corporation                                                                                     368,701
           12,100    Universal Compression Holdings, Inc. (d)                                                             497,552
           27,600    Valero Energy Corporation                                                                          1,424,160
           18,400    Valero L.P.                                                                                          952,384
           28,400    Wal-Mart Stores, Inc.                                                                              1,329,120
           22,900    Washington Mutual, Inc.                                                                              996,150
           36,000    Willbros Group, Inc.                                                                                 519,840
                                                                                                            ----------------------
TOTAL COMMON STOCKS (COST $62,379,451)                                                                       $         62,883,535
                                                                                                            ----------------------

PREFERRED STOCKS - 0.8% OF NET ASSETS
            1,000    Credit Genesis CLO 2005                                                                            1,000,000
        1,000,000    Hewett's Island II (a)                                                                               990,000
            1,000    SOLOSO CDO 2005                                                                                      992,706
                                                                                                            ----------------------
TOTAL PREFERRED STOCKS (COST $2,982,706)                                                                     $          2,982,706
                                                                                                            ----------------------

MUTUAL FUNDS - 0.5% OF NET ASSETS
           19,000    iShares Russell 3000 Index                                                                         1,715,320
                                                                                                            ----------------------
TOTAL MUTUAL FUNDS (COST $1,725,897)                                                                         $          1,715,320
                                                                                                            ----------------------

WARRANTS - 0.1% OF NET ASSETS

           41,432    Transmeridian Warrant                                                                                     41
                                                                                                            ----------------------
TOTAL WARRANTS (COST $0)                                                                                     $                 41
                                                                                                            ----------------------

CORPORATE LOANS - 0.6% OF NET ASSETS
        1,100,000    ICO North America, 7.50% 8/15/09                                                                   1,534,500
          600,000    Transmeridian, 12.00% 12/15/10                                                                       599,959
                                                                                                            ----------------------
TOTAL CORPORATE LOANS (COST $1,700,000)                                                                      $          2,134,459
                                                                                                            ----------------------

EURODOLLAR TIME DEPOSITS - 3.2% OF NET ASSETS
                     State Street Bank & Trust Company
                     Eurodollar time deposits dated December 31, 2005,
                     3.40% maturing at $11,502,172 on January 1, 2006.                                       $         11,500,000
                                                                                                            ----------------------
TOTAL INVESTMENTS - 138.2% OF NET ASSETS (COST $514,413,818)                                                 $        492,679,444
                                                                                                            ----------------------
OTHER ASSETS AND LIABILITIES, NET - (38.2%) OF NET ASSETS                                                            (136,131,789)
                                                                                                            ----------------------
NET ASSETS                                                                                                   $        356,547,655
                                                                                                            ======================


     (a)       The security is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, the issue has been determined to be liquid by Morgan Asset Management, Inc., the
               Fund's investment adviser.
     (b)       Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00
               p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations

                                                   RMK STRATEGIC INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005

    Principal
     Amount/                                                                                                       Market
     Shares          Description                                                                                  Value (b)

               which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of
               Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     (c)       The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
     (d)       Non-income producing security.
     (e)       The security is classified as a Yankee Bond, which is a U.S. dollar denominated bond issued in the United States by a foreign entity.
     (f)       Trust preferred security with no stated interest rate.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's certifying officers have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Strategic Income Fund, Inc.


By: /s/ Carter E. Anthony
    ------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ------------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2006



By: /s/ Joseph C. Weller
    ------------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  February 28, 2006